Related Party Disclosures - Summary of Annual Remuneration For The Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total remuneration	€ 263	€ 130
Dr.Manfred Krischke [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	80	40
Peter Müller-Brühl [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	50	20
Dr.Gerd Gruppe [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	39	30
Steve Geskos [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	32	0
Wincent Wobbe [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	19	0
Thomas Hanke [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	16	11
Dr.Thomas Billeter [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	15	20
Hans Koenigsmann Member [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	12	0
Thomas Mayrhofer [Member]
Disclosure of transactions between related parties [line items]
Total remuneration	€ 0	€ 9